Tax - Reconciliation between the actual tax charge and the corporate tax rate (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Condensed Income Statements, Captions [Line Items]
Tax charge based on the standard UK corporation tax rate	19.00%	19.00%	19.30%
Weighted average tax rate, territories with different statutory rates to the UK	7.00%	8.10%	18.90%